PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	11 Months Ended
Dec. 31, 2021
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

As of December 31, 2021
Prepaid expenses & deposits	$304,127
Prepaid expenses, other	2,569
Prepaid expenses, production deposit	188,385
Prepaid expenses, rent deposit	15,125
Other current assets	29,386
Prepaid expenses and other current assets	$539,592